Segment Information - Reconciliation of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Total assets		$ 334,843	$ 293,596
Investment in associates		861	786
Deferred tax assets	$ 3,026	3,022	3,114
Total liabilities		112,017	96,421
Deferred tax liabilities		3,154	2,588
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Total assets		330,923	290,994
Total liabilities		106,452	92,770
Corporate expense adjustments [Member]
Disclosure Of Operating Segments [Line Items]
Corporate and other assets		2,916	2,928
Investment in associates		861	786
Deferred tax assets		3,022	3,114
Corporate liabilities		5,287	5,257
Deferred tax liabilities		3,154	2,588
Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Total assets		(2,879)	(4,226)
Total liabilities		$ (2,876)	$ (4,194)